INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Income taxes are recognized for the amount of taxes payable by the company’s corporate subsidiaries and for the impact of deferred income tax assets and liabilities related to such subsidiaries.
The company's income tax expense is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Current tax:
Current tax on profits for the year	$36	$—	$1
Adjustments in respect of prior years	(15)	—	—
Total current tax expense	21	—	1
Deferred tax:
Origination and reversal of temporary differences	(4)	(1)	2
Adjustments in respect of prior years	14	—	—
Total deferred tax expense	10	(1)	2
Total income tax expense (recovery)	$31	$(1)	$3
Income taxes are recognized for the amount of taxes payable by the Company’s corporate subsidiaries and for the impact of deferred income tax assets and liabilities related to such subsidiaries.
The below reconciliation has been prepared using a statutory income tax rate, which is calculated using domestic tax rates applicable to the jurisdictions in which the company’s corporate subsidiaries operate in the given year.

The Company’s income tax expense is reconciled as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Net (loss) income before income tax	532	(113)	10
Income tax at statutory tax rate	87	(7)	3

Tax effect of:
International operations subject to different tax rates	(59)	6	—
Other	3	—	—

Total income tax expense (recovery)	$31	$(1)	$3
The company’s effective tax rate is different from the Company’s statutory income tax rate due to the following differences set out below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Statutory income tax rate	16.4%	6.4%	26.5%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(11.2)%	(5.9)%	—%
Other	0.8%	—%	—%
Effective income tax rate	5.8%	0.5%	26.5%
The gross movement on the deferred tax asset is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Deferred tax asset, beginning of year	$44	$—
Recognized in net income (loss)	(10)	1
Business combination	369	2
Recognized in equity	86	21
Foreign exchange and other	1	20
Deferred tax assets, end of year	$490	$44
Deferred tax asset recognized relates to the following temporary differences:

AS AT DEC. 31 US$ MILLIONS	2022	2021
Non-capital loss carryforwards	$7	$18
Investments	430	1
Future policy benefits	(31)	21
Participating policyholder liabilities	55	—
Deferred acquisition costs	38	—
Tax credit carryforwards	4	2
Other	(13)	2
Deferred tax asset	$490	$44
The company evaluates the deferred tax asset based on, amongst other factors, historical operating results, expectation of future profitability, and the duration of the applicable statutory carryforward periods for tax attributes. Based on the evaluation of the deferred tax asset as of December 31, 2022, the company determined that the deferred tax asset would be realized within the applicable statutory carryforward period.
Income tax recovery recognized in other comprehensive income consist of the following:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Fair value through OCI securities	$271	$16	$(12)
Other	(187)	(26)	—
Total income tax recovery in other comprehensive income	$84	$(10)	$(12)